Revision of Weighted Average Ordinary Shares and Earnings per Share Information (Tables)	6 Months Ended
Dec. 31, 2025
Revision of Weighted Average Ordinary Shares and Earnings per Share Information
Schedule of adjustments relating to correction of errors

	Three months ended December 31, 2025
	As previously
	disclosed	As revised
Weighted-average ordinary shares – basic and diluted (millions)	87.2	140.1
Basic and diluted earnings per share, € - continuing operations	(0.15)	(0.09)
Basic and diluted earnings per share, € - discontinued operations	0.06	0.04
Basic and diluted earnings per share, € - total	(0.09)	(0.05)

	Six months ended December 31, 2025
	As previously
	disclosed	As revised
Weighted-average ordinary shares – basic and diluted (millions)	87.2	139.9
Basic and diluted earnings per share, € - continuing operations	(1.14)	(0.71)
Basic and diluted earnings per share, € - discontinued operations	(0.07)	(0.05)
Basic and diluted earnings per share, € - total	(1.21)	(0.76)